Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Receivables [Abstract]
Accounts receivable, gross	$ 178,816	$ 169,843
Less: allowance for credit losses	(164,531)	(162,500)
Accounts receivable, net	$ 14,285	$ 7,343